Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

April 11, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen Select Quality Municipal Fund, Inc. (File Nos. 333-             and 811-06240)

Dear Sir or Madam:

On behalf of our client, Nuveen Select Quality Municipal Fund, Inc. (the “Fund”), we are filing this Registration Statement on Form N-2 and related Prospectus and Statement of Additional Information for the Fund under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”). This filing is Post-Effective Amendment No. 11 under the 1940 Act and is being made for the purpose of registering additional shares of common stock.

If you have any questions regarding this filing, please contact me at (202) 739-5662.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman